EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 108.8%
	AEROSPACE & DEFENSE - 1.5%
2,810	Lockheed Martin Corporation, B	$ 1,355,488

	APPAREL & TEXTILE PRODUCTS - 2.8%
7,200	Carter's, Inc.	225,864
27,217	PVH Corporation	2,279,968
		2,505,832
	AUTOMOTIVE - 2.0%
38,000	Gentex Corporation	819,660
11,400	Visteon Corporation(a)	962,445
		1,782,105
	BANKING - 10.7%
29,670	Bank of America Corporation	1,309,337
35,740	Citigroup, Inc.	2,691,937
80,470	Columbia Banking System, Inc.	1,881,389
13,900	JPMorgan Chase & Company	3,669,599
		9,552,262
	BIOTECH & PHARMA - 11.7%
8,400	Amgen, Inc.	2,420,712
16,830	Johnson & Johnson	2,612,184
62,900	Pacira BioSciences, Inc.(a)	1,625,336
51,000	Pfizer, Inc.	1,197,990
52,696	Sanofi - ADR	2,601,602
		10,457,824
	CHEMICALS - 1.3%
153,130	Ecovyst, Inc.(a)	1,140,819

	ELECTRICAL EQUIPMENT - 2.9%
14,300	Atkore, Inc.	930,930
65,220	Sensata Technologies Holding PLC	1,699,634
		2,630,564
	GAS & WATER UTILITIES - 2.6%
63,950	UGI Corporation	2,306,037

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4%
22,400	Centene Corporation(a)	$ 1,264,256

	HOME & OFFICE PRODUCTS - 0.4%
4,460	Whirlpool Corporation	348,281

	HOUSEHOLD PRODUCTS - 2.1%
80,500	Kenvue, Inc.	1,921,535

	INDUSTRIAL SUPPORT SERVICES - 1.8%
9,360	WESCO International, Inc.	1,571,450

	INSURANCE - 8.8%
42,520	CNO Financial Group, Inc.	1,614,059
9,930	Hartford Financial Services Group, Inc. (The)	1,289,311
15,400	Jackson Financial, Inc., Class A	1,261,414
49,190	Lincoln National Corporation	1,630,157
26,375	MetLife, Inc.	2,072,548
		7,867,489
	INTERNET MEDIA & SERVICES - 0.8%
4,100	Alphabet, Inc., Class C	708,685

	LEISURE FACILITIES & SERVICES - 1.6%
35,050	Las Vegas Sands Corporation	1,442,658

	MEDICAL EQUIPMENT & DEVICES - 1.1%
14,400	Haemonetics Corporation(a)	975,024

	METALS & MINING - 11.3%
22,040	Agnico Eagle Mines Ltd.	2,600,500
102,886	Alamos Gold, Inc., Class A	2,663,719
829,832	B2Gold Corporation	2,796,533
54,000	Cleveland-Cliffs, Inc.(a)	314,820
22,600	Freeport-McMoRan, Inc.	869,648

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	METALS & MINING - 11.3% (Continued)
102,800	Hudbay Minerals, Inc.	$ 916,976
		10,162,196
	OIL & GAS PRODUCERS - 20.0%
27,708	ConocoPhillips	2,364,878
53,776	Coterra Energy, Inc.	1,307,295
42,900	EQT Corporation	2,365,077
13,185	Marathon Petroleum Corporation	2,119,357
47,370	Northern Oil & Gas, Inc.	1,259,095
88,680	Range Resources Corporation	3,373,386
88,209	Suncor Energy, Inc.	3,135,829
324,818	Whitecap Resources, Inc.	2,025,776
		17,950,693
	RETAIL - CONSUMER STAPLES - 1.8%
10,900	Dollar Tree, Inc.(a)	983,834
6,400	Target Corporation	601,664
		1,585,498
	RETAIL - DISCRETIONARY - 1.7%
11,000	Abercrombie & Fitch Company, Class A(a)	863,390
2,150	Lululemon Athletica, Inc.(a)	680,841
		1,544,231
	SEMICONDUCTORS - 2.2%
6,510	Advanced Micro Devices, Inc.(a)	720,852
1,000	ASML Holding N.V. - ADR	736,770
31,800	Photronics, Inc.(a)	531,378
		1,989,000
	SOFTWARE - 4.5%
34,190	Open Text Corporation	967,919
3,390	Oracle Corporation	561,147
16,930	Zoom Video Communications, Inc.(a)	1,375,562
120,800	ZoomInfo Technologies, Inc., Class A(a)	1,153,640
		4,058,268
	SPECIALTY FINANCE - 0.7%
155,700	UWM Holdings Corporation	669,510

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares				Fair Value
	COMMON STOCKS — 108.8% (Continued)
	STEEL - 4.0%
77,243	Commercial Metals Company			$ 3,598,751

	TECHNOLOGY HARDWARE - 5.5%
15,960	Cisco Systems, Inc.			1,006,118
22,000	Dell Technologies, Inc., Class C			2,447,941
56,790	NCR Atleos Corporation(a)			1,505,503
				4,959,562
	TRANSPORTATION & LOGISTICS - 1.9%
25,680	Delta Air Lines, Inc.			1,242,655
4,280	United Parcel Service, Inc., Class B			417,471
				1,660,126
	TRANSPORTATION EQUIPMENT - 1.7%
1,400	Cummins, Inc.			450,072
11,575	PACCAR, Inc.			1,086,314
				1,536,386

	TOTAL COMMON STOCKS (Cost $82,083,006)			97,544,530

	EXCHANGE-TRADED FUNDS — 3.1%
	EQUITY - 3.1%
42,300	VanEck Junior Gold Miners ETF			2,763,036

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,596,373)			2,763,036

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.5%
	BIOTECH & PHARMA — 0.5%
400,000	Pacira BioSciences, Inc.	2.1250	05/15/29	403,951

	TOTAL CONVERTIBLE BONDS (Cost $311,473)			403,951

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.5%
	OIL & GAS PRODUCERS — 1.1%
1,000,000	PBF Holding Company, LLC / PBF Finance Corporation			6.0000	02/15/28	$ 932,154

	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Transocean, Inc.			6.8000	03/15/38	682,589

	RETAIL - DISCRETIONARY — 0.5%
1,000,000	Kohl's Corporation			5.5500	07/17/45	492,026

	SPECIALTY FINANCE — 1.5%
500,000	Ally Financial, Inc. Series B			4.7000	08/15/69	473,035
1,000,000	Ally Financial, Inc.			4.7000	08/15/69	875,850
						1,348,885
	STEEL — 0.6%
800,000	Cleveland-Cliffs, Inc.			6.2500	10/01/40	581,715

	TOTAL CORPORATE BONDS (Cost $3,846,723)					4,037,369

	TOTAL INVESTMENTS - 116.9% (Cost $87,837,575)					$ 104,748,886
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $433,743)					(727,100)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $431,104)					(144,135)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.9)%					(14,225,340)
	NET ASSETS - 100.0%					$ 89,652,311

Contracts(b)
	WRITTEN EQUITY OPTIONS - (1.0)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.8)%
100	Citigroup, Inc.	JEF	06/20/2025	$ 75	$ 750,000	$ 21,700
200	Commercial Metals Company	JEF	06/20/2025	55	1,100,000	13,000
110	Dell Technologies, Inc.	JEF	09/19/2025	105	1,155,000	167,200
125	Delta Air Lines, Inc.	JEF	06/20/2025	55	687,500	3,000
100	EQT Corporation	JEF	12/19/2025	60	600,000	45,000
120	Sensata Technologies Holding plc	JEF	06/20/2025	30	360,000	1,200
100	SPDR S&P 500 ETF Trust	JEF	06/20/2025	545	5,450,000	476,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $433,743)					727,100

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (1.0)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.2)%
60	Alphabet, Inc.	JEF	06/20/2025	$ 140	$ 840,000	$ 1,560
12	ASML Holding N.V.	JEF	06/20/2025	700	840,000	11,400
150	Centene Corporation	JEF	06/20/2025	55	825,000	16,200
30	Cummins, Inc.	JEF	06/20/2025	270	810,000	750
350	Las Vegas Sands Corporation	JEF	06/20/2025	30	1,050,000	2,625
25	Lululemon Athletica, Inc.	JEF	07/18/2025	240	600,000	6,550
150	PVH Corporation	JEF	06/20/2025	60	900,000	2,250
80	Target Corporation	JEF	10/17/2025	90	720,000	54,000
30	UnitedHealth Group, Inc.	JEF	09/19/2025	270	810,000	47,700
100	Zoom Communications, Inc.	JEF	06/20/2025	70	700,000	1,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $431,104)					144,135

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $864,847)					$ 871,235

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — (5.4)%
	ASSET MANAGEMENT - (1.3)%
(25,300)	Carlyle Group, Inc. (The)	$ (1,143,560)

	HOUSEHOLD PRODUCTS - (1.1)%
(7,500)	Clorox Company (The)	(989,100)

	INSTITUTIONAL FINANCIAL SERVICES - (1.2)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,140,855)

	METALS & MINING - (1.0)%
(14,700)	Rio Tinto PLC - ADR	(873,621)

	OIL & GAS PRODUCERS - (0.8)%
(2,600)	Chevron Corporation	(355,420)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — (5.4)% (Continued)
	OIL & GAS PRODUCERS - (0.8)% (Continued)
(3,400)	Exxon Mobil Corporation	$ (347,820)
		(703,240)

	EXCHANGE-TRADED FUNDS — (28.8)%
	EQUITY - (28.8)%
(61,800)	SPDR Portfolio S&P 500 Value ETF	(3,132,024)
(25,100)	SPDR S&P 500 ETF Trust ETF	(14,793,689)
(64,000)	VanEck Gold Miners ETF	(3,241,600)
(10,400)	Vanguard Small-Cap Value ETF	(1,965,392)
(9,200)	Vanguard Total Stock Market ETF	(2,666,896)
		(25,799,601)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $31,017,113)	$ (30,649,977)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
JEF	- Jefferies
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.